Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of June 30, 2021 and 2020:

	June 30,
	2021	2020
Warrants	83,259	833,257
Stock options	480,703	898,557
Convertible promissory notes	12,491,190	10,700,000
	13,055,152	12,431,814

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Warrants	229,601	512,134
Stock options	566,045	566,045
Convertible promissory notes	11,712,179	11,320,000
	12,507,825	12,398,179